Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)	Quarterly Financial Data (Unaudited)
The following table below summarizes certain quarterly results of operations (in thousands except per share data). We have revised our Diluted EPS disclosures for the First and Third Quarter Diluted EPS calculations for misstatements identified in the original calculations which incorrectly excluded the change in fair value of private placement warrants and the corresponding effect of the weighted-average impact of potentially dilutive shares to purchase ordinary shares. We evaluated whether our previously issued interim consolidated financial statements were materially misstated due to these corrections. Based upon our evaluation of both quantitative and qualitative factors, we believe that the effects of these misstatements were not material individually or in the aggregate to the previously reported quarterly periods. Accordingly, we have revised such amounts below and will revise the diluted earnings per share in the subsequent quarterly filings on Form 10-Q in 2022. Refer to the footnote in the table below for more information related to these revisions.

	2021
	First Quarter		Second Quarter	Third Quarter		Fourth Quarter
Revenues	$428,430		$445,645	$442,117		$560,702
(Loss) income from operations	$(69,510)		$(63,770)	$14,375		$31,925
Net (loss) income attributable to ordinary shares	$(55,951)		$(131,567)	$5,993		$(130,431)

Earnings per share:
Basic	$(0.09)		$(0.22)	$0.01		$(0.20)
Diluted (As Revised)	$(0.17)	(1)	$(0.22)	$(0.12)	(1)	$(0.20)
(1) The revision pertains to the treatment of mark-to-market gains within Q1-21 and Q3-21 reported results on the warrants within income attributable to ordinary shareholders and corresponding adjustments to Diluted weighted-average shares outstanding. Refer to the supplemental quarterly table presented below for revised computations. Previously reported Diluted earnings per share for the first quarter and third quarter of 2021 was ($0.09) and $0.01, respectively.

The diluted EPS computations for our ordinary shares for each of the quarterly periods presented were calculated as follows (in thousands, except share and per share amounts):
	2021
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Diluted EPS
Net (loss) income attributable to ordinary shares	$(55,951)	$(131,567)	$5,993	$(130,431)
Change in fair value of private placement warrants(1)	(51,215)	—	(83,013)	—
Net loss attributable to ordinary shares, diluted	$(107,166)	$(131,567)	$(77,020)	$(130,431)

Denominator:
Shares used in computing net loss attributable to per share to ordinary shareholders, basic	602,272,375	611,093,882	634,508,967	654,886,227
Weighted-average effect of potentially dilutive shares to purchase ordinary shares(1)	10,326,289	—	9,393,810	—
Diluted weighted-average number of ordinary shares outstanding	612,598,664	611,093,882	643,902,777	654,886,227
Diluted EPS	$(0.17)	$(0.22)	$(0.12)	$(0.20)
(1) The revision pertains to the treatment of mark-to-market gains within Q1-21 and Q3-21 reported results on the warrants within income attributable to ordinary shareholders and corresponding adjustments to Diluted weighted-average shares outstanding.

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$240,592	$273,500	$284,360	$455,595
(Loss) income from operations	$(28,308)	$14,246	$(12,664)	$(9,621)
Net loss attributable to ordinary shares	$(129,633)	$(25,281)	$(181,986)	$(13,725)

Earnings per share:
Basic	$(0.38)	$(0.07)	$(0.47)	$(0.02)
Diluted	$(0.38)	$(0.07)	$(0.47)	$(0.05)